NOTE 11 - EMPLOYEE BENEFIT PLAN	12 Months Ended
Dec. 31, 2011
Compensation and Employee Benefit Plans [Text Block]

NOTE 11 - EMPLOYEE BENEFIT PLAN

DBI has a 401(k) profit sharing and retirement savings plan. The plan essentially covers all employees who have been employed over one-half year and are at least twenty and one-half years old. Provisions of the 401(k) profit sharing plan provide for the following:

  DBI will contribute 50% of each employee's elective contribution up to a maximum DBI contribution of 2%. Employee contributions above 4% do not receive any matching contribution.

  DBI may elect to make contributions out of profits. These profit sharing contributions are allocated to the eligible participants based on their salary as a percentage of total participating salaries. The contribution percentage was 4% for 2011, 2010 and 2009.

DBI provides no post-retirement benefits to employees except for the 401(k) profit sharing and retirement savings plan discussed above, which are currently funded. DBI expensed contributions of $258,978, $253,814 and $274,570 for the years 2011, 2010 and 2009, respectively.